RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS:

The Company has three operating leases with Landlord, an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for premises located at 504-506 Fulton Street, Brooklyn, New York.

In December 2024, Weinstein Enterprises purchased the 508 Fulton Street property, including an existing lease, from another landlord who owned 25% of the property. Starting in January 2025, J.W. Mays began making rent payments to Weinstein Enterprises with no other changes to the existing lease.

In August 2025, the Company exercised the second of four five-year option periods with its landlord to extend the Jamaica Avenue at 169th Street, Jamaica, New York property lease beyond May 31, 2035 for a total of five years through May 31, 2040. As of July 31, 2026, it is not reasonably certain the remaining two options to extend the lease from May 31, 2040 to May 31, 2050 will be exercised by the Company.

In September 2026, the Company signed a thirty months’ rent deferral agreement with its landlord (Weinstein Enterprises) effective October 01, 2026, deferring the monthly rents for the premises at 504-506 Fulton Street in the amount of $34,716 and 508 Fulton Street in the amount of $5,466.

Rent payments and expense relating to these three operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2026	2025	2026	2025
Jamaica Avenue at 169th Street	$625,000	$625,000	$973,486	$1,150,682
504-506 Fulton Street	375,834	362,250	381,195	381,195
508 Fulton Street	59,172	33,269	72,699	42,408
Total	$1,060,006	$1,020,519	$1,427,380	$1,574,285

The following summarizes assets and liabilities related to these three leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2026	2025	2026	2025	Expiration Date
Jamaica Avenue at 169th Street	$10,711,654	$9,749,817	$5,890,934	$4,580,611	May 31, 2040
504-506 Fulton Street	1,602,849	1,891,731	1,770,966	2,054,487	April 30, 2031
508 Fulton Street	975,670	1,018,186	1,195,683	1,224,672	April 30, 2044
Total	$13,290,173	$12,659,734	$8,857,583	$7,859,770

Upon termination of the Jamaica, New York lease, currently in 2040, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord.